Sales and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Sales and Marketing Expenses [Abstract]
Schedule of Sales and Marketing Expenses
	Year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands

Salaries and expenses relating to employees and service providers	278	-	-
Advertising	162	-	-
Amortization	31	-	-
Other	16	-	-

	487	-	-